General (Tables)	12 Months Ended
Dec. 31, 2019
General [Abstract]
Schedule of information ownership investees of Formula's

	Percentage of ownership
	December 31,
Name of Investee	2019	2018
Matrix	48.88	49.21
Sapiens	47.91	48.08
Magic Software	45.34	45.21
Insync	90.09	90.09
Michpal	100	100
TSG(1)	50.00	50.00

1)	TSG's results of operations are reflected in the Company's results of operations using the equity method of accounting.